Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Nov 30, 2012
Registrant Name	ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.
Central Index Key	0001090504
Amendment Flag	false
Document Creation Date	Jun 26, 2013
Document Effective Date	Jun 26, 2013
Prospectus Date	Mar 1, 2013

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.

Supplement dated June 26, 2013 to the Prospectus and Summary Prospectus (the “Prospectuses”) dated March 1, 2013 of AllianceBernstein Core Opportunities Fund, Inc. (the “Fund”).

The following information replaces certain information in the Prospectuses under the heading “Fees and Expenses of the Fund”. The Adviser of the Fund has reduced the expense limitation on the Fund’s shares by 0.15%. After the new waiver, which will become effective July 1, 2013, the Fund’s operating expenses will be: 1.20% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares, .90% for Advisor Class shares, 1.40% for Class R shares, 1.15% for Class K shares and .90% for Class I shares. The expense information for the Fund has been restated to reflect the current expense limits. Actual expenses may be higher or lower than those shown.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
Management Fees	.55%	.55%	.55%	.55%	.55%	.55%	.55%
Distribution and/or Service (12b-1) Fees	.30%	1.00%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.25%	.34%	.26%	.25%	.21%	.20%	.09%
Other Expenses	.47%	.46%	.47%	.47%	.47%	.48%	.46%

Total Other Expenses	.72%	.80%	.73%	.72%	.68%	.68%	.55%

Total Annual Fund Operating Expenses Before Waiver	1.57%	2.35%	2.28%	1.27%	1.73%	1.48%	1.10%

Fee Waiver and/or Expense Reimbursement(c)	(.37)%	(.45)%	(.38)%	(.37)%	(.33)%	(.33)%	(.20)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.90%	1.90%	.90%	1.40%	1.15%	.90%

(a)	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	The fee waiver and/or expense reimbursement will remain in effect until March 1, 2014 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to that date.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
After 1 Year	$542	$593	$293	$92	$143	$117	$92
After 3 Years	$864	$891	$677	$366	$513	$435	$330
After 5 Years	$1,209	$1,215	$1,187	$661	$907	$775	$587
After 10 Years	$2,180	$2,456	$2,589	$1,501	$2,013	$1,737	$1,323

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$193	$193
After 3 Years	$691	$677
After 5 Years	$1,215	$1,187
After 10 Years	$2,456	$2,589

*        *        *         *        *

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Supplement [Text Block]	abcofi_SupplementTextBlock

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.

Supplement dated June 26, 2013 to the Prospectus and Summary Prospectus (the “Prospectuses”) dated March 1, 2013 of AllianceBernstein Core Opportunities Fund, Inc. (the “Fund”).

The following information replaces certain information in the Prospectuses under the heading “Fees and Expenses of the Fund”. The Adviser of the Fund has reduced the expense limitation on the Fund’s shares by 0.15%. After the new waiver, which will become effective July 1, 2013, the Fund’s operating expenses will be: 1.20% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares, .90% for Advisor Class shares, 1.40% for Class R shares, 1.15% for Class K shares and .90% for Class I shares. The expense information for the Fund has been restated to reflect the current expense limits. Actual expenses may be higher or lower than those shown.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
Management Fees	.55%	.55%	.55%	.55%	.55%	.55%	.55%
Distribution and/or Service (12b-1) Fees	.30%	1.00%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.25%	.34%	.26%	.25%	.21%	.20%	.09%
Other Expenses	.47%	.46%	.47%	.47%	.47%	.48%	.46%

Total Other Expenses	.72%	.80%	.73%	.72%	.68%	.68%	.55%

Total Annual Fund Operating Expenses Before Waiver	1.57%	2.35%	2.28%	1.27%	1.73%	1.48%	1.10%

Fee Waiver and/or Expense Reimbursement(c)	(.37)%	(.45)%	(.38)%	(.37)%	(.33)%	(.33)%	(.20)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.90%	1.90%	.90%	1.40%	1.15%	.90%

(a)	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	The fee waiver and/or expense reimbursement will remain in effect until March 1, 2014 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to that date.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
After 1 Year	$542	$593	$293	$92	$143	$117	$92
After 3 Years	$864	$891	$677	$366	$513	$435	$330
After 5 Years	$1,209	$1,215	$1,187	$661	$907	$775	$587
After 10 Years	$2,180	$2,456	$2,589	$1,501	$2,013	$1,737	$1,323

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$193	$193
After 3 Years	$691	$677
After 5 Years	$1,215	$1,187
After 10 Years	$2,456	$2,589

*        *        *         *        *

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcofi_SupplementTextBlock

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.

Supplement dated June 26, 2013 to the Prospectus and Summary Prospectus (the “Prospectuses”) dated March 1, 2013 of AllianceBernstein Core Opportunities Fund, Inc. (the “Fund”).

The following information replaces certain information in the Prospectuses under the heading “Fees and Expenses of the Fund”. The Adviser of the Fund has reduced the expense limitation on the Fund’s shares by 0.15%. After the new waiver, which will become effective July 1, 2013, the Fund’s operating expenses will be: 1.20% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares, .90% for Advisor Class shares, 1.40% for Class R shares, 1.15% for Class K shares and .90% for Class I shares. The expense information for the Fund has been restated to reflect the current expense limits. Actual expenses may be higher or lower than those shown.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
Management Fees	.55%	.55%	.55%	.55%	.55%	.55%	.55%
Distribution and/or Service (12b-1) Fees	.30%	1.00%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.25%	.34%	.26%	.25%	.21%	.20%	.09%
Other Expenses	.47%	.46%	.47%	.47%	.47%	.48%	.46%

Total Other Expenses	.72%	.80%	.73%	.72%	.68%	.68%	.55%

Total Annual Fund Operating Expenses Before Waiver	1.57%	2.35%	2.28%	1.27%	1.73%	1.48%	1.10%

Fee Waiver and/or Expense Reimbursement(c)	(.37)%	(.45)%	(.38)%	(.37)%	(.33)%	(.33)%	(.20)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.90%	1.90%	.90%	1.40%	1.15%	.90%

(a)	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	The fee waiver and/or expense reimbursement will remain in effect until March 1, 2014 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to that date.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
After 1 Year	$542	$593	$293	$92	$143	$117	$92
After 3 Years	$864	$891	$677	$366	$513	$435	$330
After 5 Years	$1,209	$1,215	$1,187	$661	$907	$775	$587
After 10 Years	$2,180	$2,456	$2,589	$1,501	$2,013	$1,737	$1,323

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$193	$193
After 3 Years	$691	$677
After 5 Years	$1,215	$1,187
After 10 Years	$2,456	$2,589

*        *        *         *        *

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%
Total Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
After 1 Year	rr_ExpenseExampleYear01	542
After 3 Years	rr_ExpenseExampleYear03	864
After 5 Years	rr_ExpenseExampleYear05	1,209
After 10 Years	rr_ExpenseExampleYear10	2,180
ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.34%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Total Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	2.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
After 1 Year	rr_ExpenseExampleYear01	593
After 3 Years	rr_ExpenseExampleYear03	891
After 5 Years	rr_ExpenseExampleYear05	1,215
After 10 Years	rr_ExpenseExampleYear10	2,456
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	691
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,456
ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%
Total Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	2.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
After 1 Year	rr_ExpenseExampleYear01	293
After 3 Years	rr_ExpenseExampleYear03	677
After 5 Years	rr_ExpenseExampleYear05	1,187
After 10 Years	rr_ExpenseExampleYear10	2,589
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	677
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,187
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,589
ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%
Total Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	92
After 3 Years	rr_ExpenseExampleYear03	366
After 5 Years	rr_ExpenseExampleYear05	661
After 10 Years	rr_ExpenseExampleYear10	1,501
ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%
Total Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
After 1 Year	rr_ExpenseExampleYear01	143
After 3 Years	rr_ExpenseExampleYear03	513
After 5 Years	rr_ExpenseExampleYear05	907
After 10 Years	rr_ExpenseExampleYear10	2,013
ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Total Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
After 1 Year	rr_ExpenseExampleYear01	117
After 3 Years	rr_ExpenseExampleYear03	435
After 5 Years	rr_ExpenseExampleYear05	775
After 10 Years	rr_ExpenseExampleYear10	1,737
ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC. | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	92
After 3 Years	rr_ExpenseExampleYear03	330
After 5 Years	rr_ExpenseExampleYear05	587
After 10 Years	rr_ExpenseExampleYear10	1,323

[1]	The fee waiver and/or expense reimbursement will remain in effect until March 1, 2014 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to that date.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 26, 2013